Strategic Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Collaborative Research and Development and Other Revenues Associated with Company's Major Third-Party Collaborators

The collaborative research and development and other revenues associated with the Company’s major third-party collaborators are as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Collaborator
Zogenix, Inc. (Zogenix) (1)	$4,898	$4,431	$918
Pain Therapeutics, Inc. (Pain Therapeutics)	1,385	1,359	750
Santen Pharmaceutical Co. Ltd. (Santen) (2)	824	16	—
Impax Laboratories, Inc. (Impax) (3)	—	2,106	—
Pfizer Inc. (Pfizer)	—	118	42
Others	725	226	1,880

Total collaborative research and development and other revenue	$7,832	$8,256	$3,590

(1)	Amounts related to ratable recognition of upfront fees were $255,000 in 2015 and 2014, and $241,000 in 2013.

(2)	Amounts related to ratable recognition of upfront fees were $274,000 in 2015, $15,000 in 2014, and zero in 2013, respectively; the Company and Santen signed a license agreement effective December 11, 2014.

(3)	Amounts related to recognition of upfront fees were zero in 2015, $2.0 million in 2014 and zero in 2013, respectively; the Company and Impax signed a license agreement effective January 3, 2014.

Agreement with Zogenix, Inc. [Member]
Summary of Collaborative Research and Development Revenue Recognized

The following table provides a summary of collaborative research and development revenue recognized under the agreements with Zogenix (in thousands). The cumulative aggregate payments received by the Company as of December 31, 2015 were $19.3 million under these agreements.

	Year Ended December 31,
	2015	2014	2013
Ratable recognition of upfront payment	$255	$255	$241
Research and development expenses reimbursable by Zogenix	4,643	4,176	677

Total collaborative research and development revenue	$4,898	$4,431	$918

Agreement with Santen Pharmaceutical Co., Ltd. [Member]
Summary of Collaborative Research and Development Revenue Recognized

The following table provides a summary of collaborative research and development revenue recognized under the Santen Agreement (in thousands).

	Year Ended December 31,
	2015	2014	2013
Ratable recognition of upfront payment	$274	$15	$—
Research and development expenses reimbursable by Santen	550	1	—

Total collaborative research and development revenue	$824	$16	$—

Agreement with Impax Laboratories, Inc. [Member]
Summary of Collaborative Research and Development Revenue Recognized

The following table provides a summary of collaborative research and development revenue recognized under the Impax Agreement (in thousands). The cumulative aggregate payments received by the Company as of December 31, 2015 were $2.1 million under the agreement.

	Year Ended December 31,
	2015	2014	2013
Ratable recognition of upfront payment	$—	$2,000	$—
Research and development expenses reimbursable by Impax	—	106	—

Total collaborative research and development revenue	$—	$2,106	$—